UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23556
Datum One Series Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)

The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 494-4270
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
(b) Not Applicable.

Stewart Investors Worldwide Leaders Fund
Select Shares | SWWLX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Stewart Investors Worldwide Leaders Fund (“Fund”) for the period of June 16, 2025 (Commencement of Operations) to September 30, 2025. You can find additional information about the Fund at www.stewartinvestorsfunds.com. You can also request this information by contacting us at (833) 748-1830 or (312) 557-3511.
What were the Fund costs for the period of June 16, 2025 (Commencement of Operations) to September 30, 2025?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stewart Investors Worldwide Leaders Fund	$18	0.60%*
*	Annualized.
KEY FUND STATISTICS as of September 30, 2025
Fund net assets	$4,075,133%
Total number of portfolio holdings	32%
Portfolio turnover rate (not annualized)	16%
Geographical Allocation as % of Net Assets
United States	51.1%
India	11.7%
France	5.2%
China	5.2%
South Korea	4.7%
Germany	4.0%
Brazil	3.9%
Sweden	2.3%
Switzerland	2.3%
Other	6.7%
Availability of Additional Information
At www.stewartinvestorsfunds.com, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at (833) 748-1830 or (312) 557-3511.
FIRST SENTIER INVESTORS

Item 2. Code of Ethics

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

Stewart Investors Funds

Semi-Annual Financial Statements and Additional Information
September 30, 2025
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Stewart Investors Funds

TABLE OF CONTENTS
September 30, 2025

Stewart Investors Worldwide Leaders Fund

PORTFOLIO OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS – 97.1%	Shares	Fair Value
SOFTWARE – 11.2%
Fortinet Inc. (United States) (a)	2,759	$231,977
Roper Technologies Inc. (United States)	219	109,213
Synopsys Inc. (United States) (a)	236	116,440
		$457,630
MACHINERY – 10.1%
Atlas Copco AB (Sweden)	5,532	$93,812
Knorr-Bremse A.G. (Germany)	1,162	109,331
Lincoln Electric Holdings Inc. (United States)	360	84,899
Techtronic Industries Co. Ltd. (Hong Kong)	4,500	57,524
Westinghouse Air Brake Technologies Corp. (United States)	330	66,155
		$411,721
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.9%
KLA Corp. (United States)	135	$145,611
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,000	86,876
Texas Instruments Inc. (United States)	936	171,971
		$404,458
INSURANCE – 8.8%
Brown & Brown Inc. (United States)	1,407	$131,963
Chubb Ltd. (United States)	313	88,344
Markel Group Inc. (United States) (a)	73	139,529
		$359,836
AUTOMOBILES – 7.2%
Mahindra & Mahindra Ltd. (India)	7,576	$292,393
HEALTH CARE EQUIPMENT & SUPPLIES – 6.8%
BioMerieux (France)	1,584	$212,602
Sysmex Corp. (Japan)	5,100	63,048
		$275,650
ELECTRICAL EQUIPMENT – 6.2%
ABB Ltd. (Switzerland)	1,288	$93,204
WEG S.A. (Brazil)	23,300	160,185
		$253,389
TRADING COMPANIES & DISTRIBUTORS – 6.2%
Watsco Inc. (United States)	478	$193,255
WW Grainger Inc. (United States)	62	59,084
		$252,339

See accompanying Notes to Financial Statements.

Stewart Investors Worldwide Leaders Fund

PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2025 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
COMMUNICATIONS EQUIPMENT – 5.6%
Arista Networks Inc. (United States) (a)	1,551	$225,996
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 4.7%
Samsung Electronics Co. Ltd. (South Korea)	3,199	$191,781
BANKS – 4.6%
HDFC Bank Ltd. (India)	17,349	$185,924
BROADLINE RETAIL – 3.8%
Alibaba Group Holding Ltd. (China)	7,000	$156,549
CHEMICALS – 2.8%
Linde PLC (United States)	243	$115,425
HOUSEHOLD DURABLES – 2.0%
NVR Inc. (United States) (a)	10	$80,347
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.6%
Singapore Telecommunications Ltd. (Singapore)	20,900	$66,819
BUILDING PRODUCTS – 1.6%
Carlisle Cos. Inc. (United States)	196	$64,476
GROUND TRANSPORTATION – 1.4%
Old Dominion Freight Line Inc. (United States)	406	$57,157
HOTELS, RESTAURANTS & LEISURE – 1.3%
Trip.com Group Ltd. (China)	700	$53,086

See accompanying Notes to Financial Statements.

Stewart Investors Worldwide Leaders Fund

PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2025 (Unaudited)

COMMON STOCKS — Continued	Shares	Fair Value
AIR FREIGHT & LOGISTICS – 1.3%
Deutsche Post A.G. (Germany)	1,185	$52,955
TOTAL COMMON STOCKS–97.1% (Cost $3,805,893)		$3,957,931
TOTAL INVESTMENTS–97.1% (Cost $3,805,893)		$3,957,931
Other Assets in Excess of Liabilities – 2.9%		$117,202
NET ASSETS–100.0%		$4,075,133

(a)	Non-income producing security.

See accompanying Notes to Financial Statements.

Stewart Investors Funds

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

Stewart Investors Worldwide Leaders Fund
ASSETS
Investment securities— at fair value (cost $3,805,893)	$3,957,931
Cash	151,163
Foreign currencies at value (cost $1,038)	1,032
Receivable for:
Dividends and interest	2,344
Dividend reclaims	123
Prepaid expenses	27,152
Total assets	4,139,745
LIABILITIES
Payable for:
Advisory fees	5,247
Accrued expenses and other liabilities	53,378
Foreign capital gains taxes payable	5,987
Total liabilities	64,612
NET ASSETS	$4,075,133
SUMMARY OF SHAREHOLDERS’ EQUITY
Capital stock—no par value; unlimited authorized shares; 390,000 outstanding shares	3,900,000
Distributable earnings	175,133
NET ASSETS	$4,075,133
NET ASSET VALUE
Offering and redemption price per share	$10.45

See accompanying Notes to Financial Statements.

Stewart Investors Funds

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2025 (Unaudited)

Stewart Investors Worldwide Leaders Fund*
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $1,987)	$14,155
Interest	457
Total investment income	14,612
EXPENSES
Fund accounting and administrative services fees (Note 6)	20,910
Trustee fees and expenses (Note 6)	18,481
Fund Officer fees (Note 6)	10,164
Audit and tax services fees	9,202
Transfer agent fees and expenses (Note 6)	8,712
Legal fees	5,808
Advisory fees (Note 6)	5,247
Custodian fees (Note 6)	1,190
Reports to shareholders	871
Other	1,452
Total expenses	82,037
Waiver/Reimbursement from Adviser (Note 6)	(75,041)
Net expenses	6,996
Net investment income	7,616
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	25,785
Foreign currency transactions	(4,311)
Net change in unrealized appreciation (depreciation) of:
Investments (net change in deferred capital gains taxes of $(5,987))	146,051
Translation of foreign currency denominated amounts	(8)
Net realized and unrealized gain	167,517
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$175,133

*	For the period from June 16, 2025 (Commencement of Operations) to September 30, 2025.

See accompanying Notes to Financial Statements.

Stewart Investors Funds

STATEMENT OF CHANGES IN NET ASSETS

Stewart Investors Worldwide Leaders Fund
Period Ended September 30, 2025 (Unaudited)*
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,616
Net realized gain	21,474
Net change in unrealized appreciation on investments	146,043
Net increase in net assets resulting from operations	175,133
Capital stock transactions:
Proceeds from capital stock sold	3,900,000
Net increase from capital stock transactions	3,900,000
Total change in net assets	4,075,133
NET ASSETS
Beginning of period	—
End of period	$4,075,133
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	390,000
Change in capital stock outstanding	390,000

*	For the period from June 16, 2025 (Commencement of Operations) to September 30, 2025.

See accompanying Notes to Financial Statements.

Stewart Investors Worldwide Leaders Fund

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout The Period

Period Ended September 30, 2025
(Unaudited)*
Per share operating performance:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(a)	$0.02
Net realized and unrealized gain on investment securities	0.43
Total from investment operations	$0.45
Net asset value, end of period	$10.45
Total investment return(b), (c)	4.50%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$4,075
Ratio of expenses to average net assets:
Before waiver/reimbursement (d)	7.03%
After waiver/reimbursement(d)	0.60%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(d)	(5.78)%
After waiver/reimbursement(d)	0.65%
Portfolio turnover rate(b)	16%

*	For the period from June 16, 2025 (Commencement of Operations) to September 30, 2025.
(a)	Per share amount is based on average shares outstanding.
(b)	Not annualized for periods less than a year.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(d)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Stewart Investors Funds

NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)

NOTE 1 — Organization
Datum One Series Trust (the “Trust”) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated February 28, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Stewart Investors Worldwide Leaders Fund (the “Fund”) constitutes a series of the Trust. These financial statements and notes only relate to the Fund. The Fund commenced operations on June 16, 2025 and offers two classes of shares: Select Shares and Investor Shares. As of September 30, 2025, only Select Shares have commenced operations. The Fund is a diversified fund under the 1940 Act.
The Fund invests its assets in a worldwide, diversified portfolio of equity or equity-related securities. The Fund seeks to achieve capital growth over the long term. For information on the specific strategies of the Fund, please refer to the Fund's Prospectus.
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
NOTE 2 — Significant Accounting Policies
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A. Security Valuation
The Fund's investments are reported at fair value as defined by U.S. GAAP. The Fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.
B. Securities Transactions, Related Investment Income and Foreign Currency Translations
Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency fair value of investment securities,

Stewart Investors Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025 (Unaudited)

and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investments” and “Net change in unrealized appreciation (depreciation) of investments” on the Statements of Operations.
Net realized gains and losses from foreign currency transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) of Investments” on the Statement of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on Investments” on the Statements of Operations and any amounts unpaid are accrued and included in “Foreign capital gains taxes payable” on the Statements of Assets and Liabilities.
C. Expense Allocations
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser's series of funds based on relative net assets or another reasonable basis.
D. Use of Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.
NOTE 3 — Principal Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:

Stewart Investors Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025 (Unaudited)

Equity Securities Risk: Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the Fund’s investments fall, the value of your investment in the Fund will go down.
Risks Associated with Investing in Emerging Markets: The Fund’s investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.
Market and Regulatory Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
Management Risk: The Fund is subject to management risk as an actively managed portfolio. First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”) will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser may be incorrect in its assessment of a stock’s appreciation potential.
New Fund Risk: The Fund is new with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
Foreign Currency Risk: Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.
Sustainability Factor Incorporation Risk: The portfolio manager’s consideration of sustainability factors could cause the Fund to perform differently compared to similar funds that do not have such factors incorporated into their investment strategies. The Adviser’s sustainability considerations may

Stewart Investors Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025 (Unaudited)

affect the Fund’s exposure to certain issuers, industries, sectors, and factors that impact the relative financial performance of the Fund – positively or negatively – depending on whether such investments are in or out of favor.
Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.
Cyber Security Risk: The Fund and its service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks may result in misappropriation of assets or sensitive information, corruption of data or unavailability of services for intended users. Cyber security incidents affecting the Fund, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Fund’s ability to calculate its NAV; impediments to trading for the Fund’s portfolio; the inability of Shareholders to transact business with the Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.
Foreign Securities Risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities. In addition, issuers of foreign securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

Stewart Investors Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025 (Unaudited)

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
NOTE 4 — Purchases and Sales of Investment Securities
For the period ended September 30, 2025 the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

	Cost of Purchases of Investment securities	Proceeds of Investment securities sold
Stewart Investors Worldwide Leaders Fund*	$4,403,299	$624,068

*	For the period from June 16, 2025 (Commencement of Operations) to September 30, 2025.
The Fund had no purchases or sales of U.S. government securities during the period ended September 30, 2025.
NOTE 5 — Federal Income Tax
No provision for federal income tax is required because the Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code (the “Code”) and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, its taxable net investment income and taxable net realized gains on investments.
As of and for the period ended September 30, 2025, the Fund did not have any liability for unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period ended September 30, 2025, the Fund did not incur any interest or penalties. The statute of limitations remains open for 3 years, once a return is filed. No examinations are in progress at this time.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among the capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to non-deductible expenses. These reclassifications have no impact on the net assets or the NAV per share of the Fund.

Stewart Investors Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025 (Unaudited)

As of September 30, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stewart Investors Worldwide Leaders Fund	$3,806,219	$308,696	$(156,984)	$151,712

NOTE 6 — Advisory Fees and Other Affiliated Transactions
Pursuant to an Investment Management Agreement (the “Agreement”) between Datum One Series Trust (the “Trust”) and First Sentier Investors (US) LLC (the “Adviser”), advisory fees are accrued daily and paid monthly to the Adviser based on the average daily net assets of the Fund.  The Adviser has contractually agreed to waive advisory fees and reimburse certain other expenses to the extent total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and any other class-specific expenses, such as shareholder servicing plan fees) exceed certain annual rates of the average daily net assets of the Fund.  The following annualized advisory fees and contractual expense limits were in effect for the period ended September 30, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Funds' Board or upon termination of the Management Agreement.

	Advisory Fee	Contractual Expense Limit
Stewart Investors Worldwide Leaders Fund	0.45%	0.60%(a)

(a)	Effective through December 4, 2026.
First Sentier Investors (Australia) IM Ltd serves as Sub-Adviser of the Worldwide Leaders Fund pursuant to an investment sub-advisory agreement between the Adviser and the Sub-Adviser. For its services to the Fund, the Sub-Adviser receives a fee from the Adviser, computed and accrued daily and paid quarterly at an annual rate of approximately 0.22% of the average daily net assets of the Fund.
For the period ended September 30, 2025, the Adviser waived and/or reimbursed the Fund $75,041, which is reflected as “Waiver/Reimbursement from Adviser” on the Statement of Operations. The amount eligible for recoupment by the Adviser as of September 30, 2025 was $75,041 expiring  September 30, 2028.

Stewart Investors Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025 (Unaudited)

Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Fund pursuant to a Distribution Agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.
The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements with the Trust on behalf of the Fund. The Fund has agreed to pay the Administrator a tiered basis-point fee based on the Fund's net assets and certain per account and transaction charges. The total fees paid to or waived by the Administrator for the period ended September 30, 2025 are disclosed on the Statement of Operations in the accounts disclosed below:

	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services and Fees
Stewart Investors Worldwide Leaders Fund*	$8,712	$1,190	$20,910

*	For the period from June 16, 2025 (Commencement of Operations) to September 30, 2025.
Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“ACA Group”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund has agreed to pay ACA Group an annual base fee, and has agreed to reimburse ACA Group for certain expenses incurred on behalf of the Fund. Total fees paid to ACA Group pursuant to this agreement are reflected as “Fund Officer fees” on the Statement of Operations.
Certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Fund for serving in their respective role. For the period ended September 30, 2025, the Fund paid $18,481 in Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund, which is reflected as “Trustee fees and expenses” on the Statement of Operations.
NOTE 7 — Disclosure of Fair Value Measurements
The Fund's Board of Trustees (the “Board”) has designated the Adviser through its Fair Valuation Committee (the “Committee”) as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures

Stewart Investors Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025 (Unaudited)

approved by the Board. The Committee uses the following methods and inputs to establish the fair value of the Fund's assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, the Fund's equity securities are generally valued at the latest quotations available from the approved pricing service as of the closing of the primary exchange.
The Committee may use various inputs in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Events occurring after the close of trading on non- U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities.
The Fund's assets are classified on three hierarchical levels. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Committee’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.
The following tables present the valuation levels of the Fund's investments as of September 30, 2025:

Stewart Investors Worldwide Leaders Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$2,242,027	$1,715,904	$—	$3,957,931
Total Investments	$2,242,027	$1,715,904	$—	$3,957,931
As of September 30, 2025, there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 for the period ended September 30, 2025.

Stewart Investors Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025 (Unaudited)

NOTE 8 — Operating Segments
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Adviser of the Fund together with the Officers of the Trust act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund's investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements and financial highlights.
NOTE 9 — Subsequent Events
Management has evaluated subsequent events for the Fund occurring after September 30, 2025 through the date this report was issued and concluded that no subsequent events occurred which require recognition or disclosure.

Stewart Investors Funds

ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)

Other Information
At stewartinvestorsfunds.com, you can find additional information about the Fund, including the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at (833) 748-1830 (toll free) or (312) 557-3511.

Stewart Investors Funds

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Stewart Investors Funds

Proxy Disclosure for Open-End management Investment Companies

Not applicable

Stewart Investors Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

A. BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Section 15 of the Investment Company Act of 1940 (the“1940 Act”) requires that the Investment Management Agreement between Datum One Series Trust (the “Trust”) and First Sentier Investors (US) LLC (the “Adviser”) with respect to the Stewart Investors Worldwide Leaders Fund (the “Fund”) (the “Investment Management Agreement”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.  It is the duty of the Board to request and evaluate, and the duty of the Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the Investment Management Agreement.
At a meeting held on December 3-4, 2024, (the “Meeting”), the Board formally considered and approved the Investment Management Agreement.  The Meeting was held by videoconference, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting (the “Order”). The Board, including each of the Independent Trustees, of the Trust met in person on May 20, 2025, and ratified its approval of the Investment Management Agreement with respect to the Fund, as well as all other agreements it had previously approved in reliance on the Order.
Prior to the Meeting, the Board requested, and the Adviser provided, both written and oral reports containing information in connection with the consideration of the Investment Management Agreement, and the Trustees had the opportunity to ask questions and request further information.  In approving the Investment Management Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including: (1) the nature and quality of services to be furnished by the Adviser, projections of the Adviser’s costs of providing the services and possible economies of scale as and if the Fund grows larger, and whether and how the benefits of scale may be shared with the Fund; (2) the Fund’s interest in having a financially strong investment manager capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (3) the risks assumed by the Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to the Fund for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of competitive funds; (6) fall-out benefits to the Adviser and its affiliates, if any; and (7) the projected profitability of the Adviser

Stewart Investors Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

from providing services to the Fund. The Board also received and reviewed a memorandum from counsel to the Fund and the independent trustees regarding the Board’s responsibilities in evaluating the Investment Management Agreement.
The Board examined the nature and quality of services to be provided to the Fund by the Adviser. The Board considered the terms of the Investment Management Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience managing assets using an investment strategy similar to the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, and business continuity program. The Board took into account the personnel expected to be involved in servicing the Fund as well as the materials and services proposed to be provided by the Adviser.  In connection with its deliberations, the Board considered information provided at or in advance of the Meeting including presentations from the Adviser.  The Board expressed satisfaction with the quality, extent, and nature of the services proposed to be provided by the Adviser.
The Board noted that, because the Fund was not yet in operation, it had no performance history. The Board noted, however, that the Adviser manages other investment vehicles operating the Stewart Investors Worldwide Leaders Sustainability strategy (“Similar Stewart Accounts”) which is substantially the same investment strategy as the Fund and reviewed their performance compared to a peer group of other mutual funds. The Board expressed satisfaction with the performance of the Similar Stewart Accounts.
The Board reviewed the management fees proposed to be paid by the Fund and the projected total operating expenses of the Fund. The Board noted that the Adviser would receive a management fee of 0.45% of the average daily net assets of the Fund and that, under the Expense Limitation Agreement, the Adviser contractually had agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s total operating expenses to the annual rate of 0.60% of the Fund’s average daily net assets through December 4, 2026. The Board reviewed comparative data regarding fees and expenses of the Fund’s Peer Group. The Board concluded that the proposed management fees for the Fund was reasonable.
The Board considered the cost of services proposed to be provided to the Fund and the profits projected to be realized by the Adviser.  The Board discussed with the Adviser the methodology utilized in assembling the information regarding estimated profitability and considered its reasonableness.  The Board noted that, because the Fund had not yet commenced operations, the Adviser had not yet derived any profits from its relationship with the Fund and was not expected to do so until the Fund achieved a meaningful level of assets. The Board considered that substantial marketing and distribution efforts were likely to be required before the Fund would grow to a size that might result in meaningful profits to the Adviser.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.

Stewart Investors Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

B. BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT
Section 15 of the Investment Company Act of 1940 (the“1940 Act”) requires that the Investment Sub-Advisory Agreement between the Adviser and First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”) with respect to the Stewart Investors Worldwide Leaders Fund (the “Fund”) (the “Investment Sub-Advisory Agreement”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. It is the duty of the Board to request and evaluate, and the duty of the Sub-Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the Investment Sub-Advisory Agreement.
At a meeting held on December 3-4, 2024, (the “Meeting”), the Board formally considered and approved the Investment Sub-Advisory Agreement.  The Meeting was held by videoconference, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting (the “Order”). The Board, including each of the Independent Trustees, of the Trust met in person on May 20, 2025, and ratified its approval of the Investment Sub-Advisory Agreement with respect to the Fund, as well as all other agreements it had previously approved in reliance on the Order.
Prior to the Meeting, the Board requested, and the Sub-Adviser provided, both written and oral reports containing information in connection with the consideration of the Investment Sub-Advisory Agreement, and the Trustees had the opportunity to ask questions and request further information.  In approving the Investment Sub-Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including: (1) the nature and quality of services proposed to be furnished by the Sub-Adviser, projections of the Sub-Adviser’s costs of providing the services and possible economies of scale as and if the Fund grows larger, and whether and how the benefits of scale may be shared with the Fund; (2) the Fund’s interest in having a financially strong investment sub-adviser capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (3) the risks assumed by the Sub-Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to the Fund for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of competitive funds; (6) fall-out benefits to the Sub-Adviser and its affiliates, if any; and (7) the projected

Stewart Investors Funds

Statement Regarding Basis for Approval of Investment Advisory Contract

profitability of the Sub-Adviser from providing services to the Fund. The Board also received and reviewed a memorandum from counsel to the Fund and the independent trustees regarding the Board’s responsibilities in evaluating the Investment Sub-Advisory Agreement.
The Board examined the nature and quality of services proposed to be provided to the Fund by the Sub-Adviser. The Board considered the terms of the Investment Sub-Advisory Agreement, information and reports provided by the Sub-Adviser on its personnel and operations, and the Sub-Adviser’s experience managing assets using an investment strategy similar to the Fund. The Board reviewed the Sub-Adviser’s investment philosophy and portfolio construction process and the Sub-Adviser’s compliance program, pending litigation, insurance coverage, and business continuity program. The Board took into account the personnel involved in servicing the Fund as well as the materials and services provided by the Sub-Adviser.  In connection with its deliberations, the Board considered information provided at or in advance of the Meeting including presentations from the Sub-Adviser.  The Board expressed satisfaction with the quality, extent, and nature of the services proposed to be provided by the Sub-Adviser.
The Board reviewed the proposed sub-advisory fees and the projected total operating expenses of the Fund. The Board noted that the Sub-Adviser would receive a sub-advisory fee of approximately 0.22% of the average daily net assets of the Fund.  The Board reviewed comparative data regarding fees and expenses of the Fund’s Peer Group. The Board concluded that the proposed sub-advisory fee for the Fund was reasonable.
The Board considered the cost of services proposed to be provided to the Fund and the profits projected to be realized by the Sub-Adviser.  The Board discussed with the Sub-Adviser the methodology utilized in assembling the information regarding estimated profitability and considered its reasonableness.  The Board noted that, because the Fund had not yet commenced operations, the Sub-Adviser had not yet derived any profits from its relationship to the Fund and was not expected to do so until the Fund achieved a meaningful level of assets. The Board considered that substantial marketing and distribution efforts were likely to be required before the Fund would grow to a size that might result in meaningful profits to the Sub-Adviser.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.

Investment Adviser
First Sentier Investors (US) LLC
251 Little Falls Drive
Wilmington, Delaware, USA 19808-1674
Investment Subadviser
First Sentier Investors (Australia) IM Ltd
Level 5, Tower Three International Towers
300 Barangaroo Avenue
Barangaroo NSW 2000
Australia
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199
Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
For Additional Information, call
(833) 748-1830 (toll free) or (312) 557-3511

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Datum One Series Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	December 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	December 1, 2025

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	December 1, 2025